Other investments (Tables)	12 Months Ended
Mar. 31, 2023
Other investments.
Schedule of other investments Included within non-current assets

	2023	2022
	€m	€m
Included within non-current assets
Equity securities[1]	94	143
Debt securities[2]	999	930
	1,093	1,073

Schedule of current other investments Included within current assets

Included within current assets
Short-term investments:
Bonds and debt securities[3]	1,338	1,446
Managed investment funds[1]	2,967	3,349
	4,305	4,795
Collateral assets[4]	239	698
Other investments[5]	2,473	2,438
	7,017	7,931

Notes:

1

Items measured at a fair value, €47 million (2022: €91 million) of equity securities have a valuation basis of level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets for identical assets and liabilities. The remaining items are measured at fair value and the basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2	Items are measured at amortised cost and have a fair value of €803 million (2022: €830 million) with a valuation basis of level 1 classification.
3	Items are measured at fair value and the valuation basis is level 1 classification.
4	Items are measured at amortised cost and the carrying amount approximates fair value.
5

Includes investments measured at a fair value of €1,409 million (2022: €1,460 million). The valuation basis is level 1. The remaining items are measured at amortised cost and the carrying amount approximates fair value.